Business developments	3 Months Ended
Jun. 30, 2012
Business developments
Business developments
Note 3 Business developments and subsequent events
In June 2012, the Group announced the completion of its acquisition of HSBC’s private banking business in Japan, which includes expanded coverage through additional offices in Osaka and Nagoya.
On July 18, 2012, we announced a number of measures to accelerate the strengthening of the Group’s capital position in light of the current regulatory and market environment These measures include the placement of CHF 3.8 billion in Subordinated Mandatory and Contingent Convertible Securities (“MACCS”) due March 29, 2013, issued at a fixed conversion price of CHF 16.29 per share. The MACCS will be accounted for as debt until conversion, when they will be reclassified to equity, utilizing authorized capital. As of the end of the placement period on July 27, 2012, shareholders exercised preferential subscription rights for CHF 1.8 billion of MACCS and strategic investors purchased CHF 64 million of MACCS not taken up by shareholders as well as CHF 1.9 billion of MACCS without preferential rights.

Additionally, Credit Suisse and an investor agreed to bring forward to July 31, 2012, the exchange date for CHF 1.7 billion of their holdings of hybrid tier 1 instruments to be exchanged into tier 1 BCNs. This acceleration will not have any impact on reported balance sheet balances, as BCNs have been recognized on the balance sheet since the BCN commitment agreement in February 2011. Also announced on July 18, 2012, the Group launched a voluntary exchange offer, under which employees can elect to convert any future cash payments from the Adjustable Performance Plan awards for shares at a fixed conversion price of CHF 16.29. As of the date of this report, the election period for the exchange offer has not closed.

The Group acquired the remaining equity interests in Hedging-Griffo Investimentos S.A. as contemplated under the existing option arrangements previously disclosed. The costs associated with the acquisition will be covered by the issuance of mandatory convertible securities as announced on July 18, 2012.

In July 2012, the Group sold its remaining holding of 7.0% in Aberdeen, resulting in an approximate gain of CHF 140 million to be recognized in 3Q12.